CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 6(c)

Exception Summary (Loan Grades)

Run Date - 10/13/2025 6:35:29 AM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Current	3	Loan is in Foreclosure	76	0	0	0	0	76
		Title Issue -	25	0	0	0	0	25
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	24	0	0	0	0	24
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	19	0	0	0	0	19
		Delinquent HOA Fees	10	0	0	0	0	10
		F/C Sale Date Scheduled Within Next 6 Months	5	0	0	0	0	5
		Foreclosure processing has been delayed.	4	0	0	0	0	4
		Contested FC (No Atty Authorized) - Notes clearly state contested FC, no indication of resolution	4	0	0	0	0	4
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	3	0	0	0	0	3
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	3	0	0	0	0	3
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	2	0	0	0	0	2
		Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution	2	0	0	0	0	2
		Environmental Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		RFD - Borrower Illness	1	0	0	0	0	1
		There are indications of fraud on the loan.	1	0	0	0	0	1
		Total Current Grade (3) Exceptions:	180	0	0	0	0	180